Subsequent Events	3 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

Note 11—Subsequent events

On January 24, 2013 we acquired all of the outstanding capital stock of NextBus, Inc. as well as certain contracts that were owned by the former owner of NextBus, for cash of $20.7 million. NextBus provides real-time passenger information systems to transit agencies.

We have completed an evaluation of all subsequent events through the issuance date of these consolidated financial statements and concluded no other subsequent events have occurred that require recognition or disclosure.